Short-Term Investments - Summary of Contractual Maturities of Available-for-sale Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less	$ 2,309
Due after one year through five years	0
Due after five years	1,003
Amortized Cost	3,312	$ 3,500
Estimated Fair Value
Due in one year or less	2,309
Due after one year through five years	0
Due after five years	1,003
Estimated Fair Value	$ 3,312